Initial Class Shares | SC AllianceBernstein International Value Fund
FUND SUMMARY SCSM AllianceBernstein International Value Fund
INVESTMENT GOAL
Long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC AllianceBernstein International Value Fund Initial Class
Management Fee		0.63%
Other Expenses		0.35%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver and Expense Reimbursement		(0.22%)
Net Annual Fund Operating Expenses	[1]	0.76%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC AllianceBernstein International Value Fund Initial Class	78	290	520	1,181

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive. These products are often structured as notes, call options or warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about the foreign issuers, underperform the U.S. market or other types of investments.
  Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The market undervalues securities held by the fund for longer than expected.
  Value stocks fall out of favor with the stock markets relative to growth stocks.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionate losses. Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.82%	2nd Quarter 2009

Lowest	(22.28)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC AllianceBernstein International Value Fund	One Year	Since Inception	Inception Date
Initial Class	(16.21%)	(3.11%)	Oct. 01, 2008
MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.14%)	(0.04%)	Oct. 01, 2008